Janus Henderson VIT Global Research Portfolio

Schedule of Investments (unaudited)

March 31, 2020

Shares		Value
Common Stocks – 98.8%
Aerospace & Defense – 3.2%
CAE Inc	278,284	$3,518,351
L3Harris Technologies Inc	44,756	8,061,451
Safran SA	78,824	6,926,411
		18,506,213
Airlines – 0.6%
Ryanair Holdings PLC (ADR)*	61,083	3,242,896
Auto Components – 0.6%
Aptiv PLC	65,705	3,235,314
Automobiles – 0.3%
Maruti Suzuki India Ltd	28,222	1,581,774
Banks – 3.5%
Bank Rakyat Indonesia Persero Tbk PT	10,327,400	1,900,250
BNP Paribas SA	74,830	2,255,147
China Construction Bank Corp	1,870,000	1,524,236
HDFC Bank Ltd	331,493	3,730,203
JPMorgan Chase & Co	122,431	11,022,463
		20,432,299
Beverages – 3.6%
Constellation Brands Inc	80,239	11,503,063
Pernod Ricard SA	67,511	9,600,047
		21,103,110
Biotechnology – 3.4%
AbbVie Inc	79,898	6,087,429
Ascendis Pharma A/S (ADR)*	16,916	1,904,911
Global Blood Therapeutics Inc*	34,506	1,762,912
Mirati Therapeutics Inc*	21,079	1,620,343
Neurocrine Biosciences Inc*	33,321	2,883,933
Sarepta Therapeutics Inc*	20,137	1,969,801
Vertex Pharmaceuticals Inc*	14,139	3,364,375
		19,593,704
Building Products – 1.1%
Daikin Industries Ltd	52,100	6,354,276
Capital Markets – 3.3%
Blackstone Group Inc	121,011	5,514,471
Hong Kong Exchanges & Clearing Ltd	87,300	2,621,811
Intercontinental Exchange Inc	68,151	5,503,193
London Stock Exchange Group PLC	64,075	5,771,885
		19,411,360
Chemicals – 1.0%
Air Products & Chemicals Inc	30,538	6,095,690
Commercial Services & Supplies – 0.7%
Waste Management Inc	45,562	4,217,219
Construction Materials – 0.6%
Vulcan Materials Co	31,604	3,415,444
Consumer Finance – 1.3%
Nexi SpA (144A)*	391,752	5,090,886
Synchrony Financial	172,231	2,771,197
		7,862,083
Electronic Equipment, Instruments & Components – 2.5%
Hexagon AB	162,672	6,944,613
Keyence Corp	15,200	4,905,959
Keysight Technologies Inc*	29,299	2,451,740
		14,302,312
Entertainment – 1.5%
Netflix Inc*	23,704	8,900,852
Equity Real Estate Investment Trusts (REITs) – 2.2%
American Tower Corp	21,633	4,710,586
Crown Castle International Corp	28,825	4,162,330
Equinix Inc	6,432	4,017,234
		12,890,150
Health Care Equipment & Supplies – 2.5%
Abbott Laboratories	91,045	7,184,361
Boston Scientific Corp*	170,797	5,573,106
Dentsply Sirona Inc	53,536	2,078,803
		14,836,270
Health Care Providers & Services – 1.4%
Centene Corp*	63,097	3,748,593

Shares		Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
Humana Inc	14,419	$4,527,854
		8,276,447
Hotels, Restaurants & Leisure – 2.6%
GVC Holdings PLC	674,378	4,680,174
McDonald's Corp	41,043	6,786,460
Sands China Ltd	1,084,400	3,946,655
		15,413,289
Household Durables – 1.1%
Sony Corp	104,000	6,182,956
Independent Power and Renewable Electricity Producers – 2.4%
NRG Energy Inc	290,700	7,924,482
Vistra Energy Corp	385,986	6,160,337
		14,084,819
Industrial Conglomerates – 1.0%
Honeywell International Inc	45,449	6,080,622
Information Technology Services – 4.6%
Fidelity National Information Services Inc	56,610	6,886,040
Mastercard Inc	39,838	9,623,267
Visa Inc	65,027	10,477,150
		26,986,457
Insurance – 5.0%
AIA Group Ltd	944,000	8,492,782
Aon PLC	35,131	5,798,020
Intact Financial Corp	52,026	4,497,138
Progressive Corp	104,869	7,743,527
Prudential PLC	207,786	2,651,763
		29,183,230
Interactive Media & Services – 4.8%
Alphabet Inc - Class C*	12,219	14,208,375
Facebook Inc*	48,965	8,167,362
Tencent Holdings Ltd	116,000	5,656,525
		28,032,262
Internet & Direct Marketing Retail – 4.7%
Alibaba Group Holding Ltd (ADR)*	30,579	5,947,004
Amazon.com Inc*	11,162	21,762,775
		27,709,779
Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific Inc	16,913	4,796,527
Machinery – 0.9%
Parker-Hannifin Corp	40,349	5,234,476
Metals & Mining – 1.3%
Rio Tinto PLC	111,804	5,130,888
Teck Resources Ltd	305,446	2,316,188
		7,447,076
Multi-Utilities – 2.1%
National Grid PLC	410,301	4,807,785
RWE AG	269,465	7,211,300
		12,019,085
Oil, Gas & Consumable Fuels – 2.8%
Canadian Natural Resources Ltd	85,908	1,175,275
Cheniere Energy Inc*	62,199	2,083,667
Enterprise Products Partners LP	130,279	1,862,990
Marathon Petroleum Corp	98,101	2,317,146
Suncor Energy Inc	240,409	3,837,386
TOTAL SA	124,929	4,843,350
		16,119,814
Personal Products – 2.2%
Unilever NV	255,561	12,588,028
Pharmaceuticals – 6.4%
AstraZeneca PLC	65,678	5,865,491
Bristol-Myers Squibb Co	77,772	4,335,011
Catalent Inc*	81,255	4,221,197
Elanco Animal Health Inc*	168,004	3,761,610
Merck & Co Inc	112,954	8,690,681
Novartis AG	88,388	7,307,867
Takeda Pharmaceutical Co Ltd	100,050	3,062,216
		37,244,073
Road & Rail – 1.6%
CSX Corp	99,881	5,723,181
Uber Technologies Inc*	135,637	3,786,985
		9,510,166
Semiconductor & Semiconductor Equipment – 5.5%
ASML Holding NV	42,793	11,369,563

Shares		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
Microchip Technology Inc	67,240	$4,558,872
Taiwan Semiconductor Manufacturing Co Ltd	947,000	8,454,752
Texas Instruments Inc	78,718	7,866,290
		32,249,477
Software – 8.4%
Adobe Inc*	40,495	12,887,129
Autodesk Inc*	31,262	4,879,998
Constellation Software Inc/Canada	5,110	4,644,867
Microsoft Corp	74,400	11,733,624
salesforce.com Inc*	74,034	10,659,415
SS&C Technologies Holdings Inc	99,183	4,346,199
		49,151,232
Technology Hardware, Storage & Peripherals – 0.9%
Samsung Electronics Co Ltd	131,484	5,110,638
Textiles, Apparel & Luxury Goods – 2.0%
adidas AG	24,320	5,593,225
NIKE Inc	74,240	6,142,618
		11,735,843
Tobacco – 2.1%
British American Tobacco PLC	363,197	12,399,628
Trading Companies & Distributors – 1.3%
Ferguson PLC	118,601	7,414,447
Wireless Telecommunication Services – 1.0%
T-Mobile US Inc*	72,006	6,041,303
Total Common Stocks (cost $507,729,866)		576,992,640
Investment Companies – 0.8%
Money Markets – 0.8%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº,£ (cost $4,874,244)	4,873,355	4,874,329
Total Investments (total cost $512,604,110) – 99.6%		581,866,969
Cash, Receivables and Other Assets, net of Liabilities – 0.4%		2,055,300
Net Assets – 100%		$583,922,269

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$366,219,869	62.9%
United Kingdom	41,307,614	7.1
Netherlands	23,957,591	4.1
France	23,624,955	4.1
Japan	20,505,407	3.5
Canada	19,989,205	3.4
Hong Kong	15,061,248	2.6
China	13,127,765	2.3
Germany	12,804,525	2.2
Taiwan	8,454,752	1.4
Switzerland	7,307,867	1.3
Sweden	6,944,613	1.2
India	5,311,977	0.9
South Korea	5,110,638	0.9
Italy	5,090,886	0.9
Ireland	3,242,896	0.6
Denmark	1,904,911	0.3
Indonesia	1,900,250	0.3

Total	$581,866,969	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/20
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	$5,037	$465	$85	$4,874,329

	Value at 12/31/19	Purchases	Sales Proceeds	Value at 3/31/20
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	-	22,210,601	(17,336,822)	4,874,329

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2020 is $5,090,886, which represents 0.9% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2020.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$11,579,802	$6,926,411	$-
Automobiles	-	1,581,774	-
Banks	11,022,463	9,409,836	-
Beverages	11,503,063	9,600,047	-
Building Products	-	6,354,276	-
Capital Markets	11,017,664	8,393,696	-
Consumer Finance	2,771,197	5,090,886	-
Electronic Equipment, Instruments & Components	2,451,740	11,850,572	-
Hotels, Restaurants & Leisure	6,786,460	8,626,829	-

Household Durables	-	6,182,956	-
Insurance	18,038,685	11,144,545	-
Interactive Media & Services	22,375,737	5,656,525	-
Metals & Mining	2,316,188	5,130,888	-
Multi-Utilities	-	12,019,085	-
Oil, Gas & Consumable Fuels	11,276,464	4,843,350	-
Personal Products	-	12,588,028	-
Pharmaceuticals	21,008,499	16,235,574	-
Semiconductor & Semiconductor Equipment	12,425,162	19,824,315	-
Technology Hardware, Storage & Peripherals	-	5,110,638	-
Textiles, Apparel & Luxury Goods	6,142,618	5,593,225	-
Tobacco	-	12,399,628	-
Trading Companies & Distributors	-	7,414,447	-
All Other	234,299,367	-	-
Investment Companies	-	4,874,329	-
Total Assets	$385,015,109	$196,851,860	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.